UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6266

        Nuveen Florida Investment Quality Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois, 60606
Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois, 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            06/30

Date of reporting period:          09/30/04

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Florida Investment Quality Municipal Fund (NQF)
September 30, 2004

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Consumer Staples - 1.7%

$5,000	Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series	5/12 at 100.00	BBB	$ 4,366,550
	2002, 5.500%, 5/15/39

	Education and Civic Organizations - 5.7%

1,295	Broward County Educational Facilities Authority, Florida, Revenue Bonds, Nova Southeastern	4/14 at 100.00	AAA	1,446,334
	University, Series 2004A, 5.250%, 4/01/16 - AMBAC Insured

2,000	Broward County Educational Facilities Authority, Florida, Revenue Bonds, Nova Southeastern	4/14 at 100.00	BBB	2,058,260
	University, Series 2004B, 5.625%, 4/01/34

3,000	Florida, Board of Education Lottery Revenue Bonds, Series 2002C, 5.000%, 1/01/15 - MBIA Insured	1/13 at 101.00	AAA	3,300,570

	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of Miami,
	Series 2004A:
2,290	5.000%, 4/01/19 - AMBAC Insured	4/14 at 100.00	AAA	2,462,987
3,305	5.000%, 4/01/22 - AMBAC Insured	4/14 at 100.00	AAA	3,493,154
1,655	5.000%, 4/01/25 - AMBAC Insured	4/14 at 100.00	AAA	1,719,065

	Healthcare - 19.6%

4,600	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health	11/11 at 101.00	A	4,923,472
	System/Sunbelt Obligated Group, Series 2001A, 6.000%, 11/15/31

	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds, Tampa
	General Hospital, Series 2003B:
1,000	5.250%, 10/01/28	10/13 at 100.00	Baa1	990,170
2,330	5.250%, 10/01/34	10/13 at 100.00	Baa1	2,303,951

2,345	Leesburg, Florida, Hospital Revenue Bonds, Leesburg Regional Medical Center Project, Series 2002,	7/12 at 100.00	A	2,381,934
	5.375%, 7/01/22

3,000	Miami-Dade County Health Facilities Authority, Florida, Hospital Revenue Refunding Bonds, Miami	8/11 at 101.00	AAA	3,095,910
	Children's Hospital, Series 2001A, 5.125%, 8/15/26 - AMBAC Insured

6,000	North Broward Hospital District, Florida, Revenue and Improvement Bonds, Series 2001, 6.000%,	1/11 at 101.00	A-	6,308,100
	1/15/31

6,000	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health	11/10 at 101.00	A	6,551,880
	System/Sunbelt Obligated Group, Series 2000, 6.500%, 11/15/30

3,695	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Regional	12/12 at 100.00	A	3,897,966
	Healthcare System, Series 2002, 5.750%, 12/01/27

	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Refunding Bonds, BRCH
	Corporation Obligated Group, Series 2001:
3,410	5.500%, 12/01/21	12/11 at 101.00	A	3,589,502
2,340	5.625%, 12/01/31	12/11 at 101.00	A	2,409,241

7,500	Pinellas County Health Facilities Authority, Florida, Revenue Bonds, Baycare Health System, Series	5/13 at 100.00	A1	7,730,475
	2003, 5.500%, 11/15/33

5,375	South Broward Hospital District, Florida, Hospital Revenue Bonds, Series 2002, 5.625%, 5/01/32	5/12 at 101.00	Aa3	5,662,509

	Housing/Multifamily - 2.8%

1,090	Broward County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Emerald	5/10 at 101.00	AAA	1,140,129
	Palms Apartments, Series 2001A, 5.600%, 7/01/21 (Alternative Minimum Tax)

345	Florida Housing Finance Agency, General Mortgage Revenue Refunding Bonds, Series 1992A, 6.400%,	12/04 at 101.00	AAA	353,625
	6/01/24

2,500	Florida Housing Finance Agency, Housing Revenue Bonds, Mariner Club Apartments, Series 1996K-1,	9/06 at 102.00	AAA	2,596,175
	6.375%, 9/01/36 (Alternative Minimum Tax) - AMBAC Insured

3,050	Florida Housing Finance Corporation, Revenue Bonds, Mission Bay Apartments, Series 2001N,	1/12 at 100.00	AAA	3,144,794
	5.500%, 7/15/29 (Alternative Minimum Tax)

	Housing/Single Family - 3.8%

5,155	Florida Housing Finance Agency, Homeowner Mortgage Revenue Bonds, New Money and Refunding	1/06 at 102.00	AA	5,325,837
	Issue, Series 1995-2, 6.200%, 7/01/27 (Alternative Minimum Tax)

1,230	Florida Housing Finance Agency, Homeowner Mortgage Revenue Bonds, New Money and Refunding	1/07 at 102.00	AA	1,283,825
	Issue, Series 1996-2, 6.350%, 7/01/28 (Alternative Minimum Tax)

2,025	Florida Housing Finance Agency, Homeowner Mortgage Revenue Bonds, Series 1997-2, 5.900%,	7/07 at 102.00	AAA	2,099,601
	7/01/29 (Alternative Minimum Tax) - MBIA Insured

485	Manatee County Housing Finance Authority, Florida, Single Family Mortgage Revenue Bonds, Series	11/05 at 102.00	Aaa	501,349
	1994, Subseries 3, 7.600%, 11/01/26 (Alternative Minimum Tax)

450	Housing Finance Authority of Manatee County, Florida, Single Family Mortgage Revenue Bonds, Series	5/06 at 105.00	Aaa	475,848
	1996, Subseries 1, 7.450%, 5/01/27 (Alternative Minimum Tax)

	Long-Term Care - 1.8%

1,750	Palm Beach County Health Facilities Authority, Florida, Retirement Community Revenue Bonds, Adult	11/06 at 102.00	BBB+	1,792,682
	Communities Total Services Inc. Obligated Group, Series 1996, 5.625%, 11/15/20

	St. John's County Industrial Development Authority, Florida, First Mortgage Revenue Bonds,
	Presbyterian Retirement Communities, Series 2004A:
1,125	5.850%, 8/01/24	8/14 at 101.00	N/R	1,174,568
1,565	5.625%, 8/01/34	8/14 at 101.00	N/R	1,571,166

	Materials - 2.3%

5,400	Hillsborough County Industrial Development Authority, Florida, Exempt Facilities Revenue Bonds,	4/10 at 101.00	N/R	5,835,888
	National Gypsum Company, Apollo Beach Project, Series 2000B, 7.125%, 4/01/30 (Alternative
	Minimum Tax)

	Tax Obligation/General - 11.8%

1,920	Florida, Full Faith and Credit, Department of Transportation, Right of Way Acquisition and Bridge	7/14 at 101.00	AA+	2,137,517
	Construction Bonds, Series 2004A, 5.250%, 7/01/19

9,230	Florida State Board of Education, Full Faith and Credit, Public Education Capital Outlay Bonds,	6/11 at 101.00	AAA	9,518,530
	Series 2001C, 5.125%, 6/01/31 - FGIC Insured

1,500	Florida State Board of Education, Full Faith and Credit Public Education Capital Outlay Bonds,	6/12 at 101.00	AAA	1,575,225
	Series 2002F, 5.000%, 6/01/22 - MBIA Insured

2,080	Florida State Board of Education, Full Faith and Credit Public Education Capital Outlay Bonds,	6/13 at 100.00	AAA	2,220,379
	Series 2003J, 5.000%, 6/01/21 - AMBAC Insured

8,000	Florida State Board of Education, Full Faith and Credit, Public Education Capital Outlay Refunding	6/12 at 100.00	AA+	8,972,320
	Bonds, Series 2002D, 5.375%, 6/01/16

	Reedy Creek Improvement District, Orange and Osceola Counties, Florida, General Obligation Bonds,
	Series 2004A:
3,510	5.000%, 6/01/19 - MBIA Insured	4/14 at 100.00	AAA	3,786,658
1,750	5.000%, 6/01/20 - MBIA Insured	4/14 at 100.00	AAA	1,876,490

	Tax Obligation/Limited - 33.2%

	Miami-Dade County, Florida, Beacon Tradeport Community Development District, Special Assessment
	Bonds, Commercial Project, Series 2002A:
2,365	5.250%, 5/01/16 - RAAI Insured	5/12 at 102.00	AA	2,568,981
1,700	5.625%, 5/01/32 - RAAI Insured	5/12 at 102.00	AA	1,819,765

5,625	Broward County School Board, Florida, Certificates of Participation, Series 2004C, 5.250%, 7/01/18 -	7/14 at 100.00	AAA	6,228,563
	FSA Insured

1,000	Escambia County, Florida, Sales Tax Revenue Refunding Bonds, Series 2002, 5.000%, 10/01/21 -	10/12 at 101.00	AAA	1,063,700
	AMBAC Insured

1,280	Florida Intergovernmental Finance Commission, Capital Revenue Bonds, Daytona Beach Community	8/11 at 100.00	Aaa	1,360,525
	Redevelopment Agency, Series 2001C-1, 5.000%, 2/01/20 - AMBAC Insured

5,000	Florida Ports Financing Commission, Revenue Bonds, State Transportation Trust Fund, Series 1996,	6/07 at 101.00	AAA	5,122,750
	5.375%, 6/01/27 (Alternative Minimum Tax) - MBIA Insured

1,685	Florida Municipal Loan Council, Revenue Bonds, Series 2003A, 5.000%, 5/01/22 - MBIA Insured	5/13 at 100.00	AAA	1,771,963

5,000	Hernando County, Florida, Criminal Justice Complex Financing Program, Series 1986, 7.650%,	No Opt. Call	AAA	6,774,200
	7/01/16 - FGIC Insured

2,000	Jacksonville, Florida, Guaranteed Entitlement Revenue Refunding and Improvement Bonds, Series	10/12 at 100.00	AAA	2,104,320
	2002, 5.000%, 10/01/22 - FGIC Insured

5,015	Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Series 2003, 5.250%, 10/01/21 -	10/13 at 100.00	AAA	5,467,203
	MBIA Insured

2,195	Manatee County, Florida, Revenue Bonds, Series 2004, 5.000%, 10/01/22 - FGIC Insured	10/14 at 100.00	AAA	2,332,605

	Orlando Community Redevelopment Agency, Florida, Tax Increment Bonds, Republic Drive-Universal
	Boulevard/I-4 Interchange Project, Series 2002:
1,375	5.125%, 4/01/19 - AMBAC Insured	4/12 at 100.00	AAA	1,473,945
1,495	5.125%, 4/01/20 - AMBAC Insured	4/12 at 100.00	AAA	1,595,599
1,225	5.125%, 4/01/21 - AMBAC Insured	4/12 at 100.00	AAA	1,301,734

575	Osceola County Industrial Development Authority, Florida, Industrial Development Revenue Bonds,	8/11 at 101.00	AAA	597,046
	P.M. Wells Charter School Project, Series 2001A, 5.000%, 8/01/23 - MBIA Insured

	Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway, Series 2004:
3,460	5.000%, 4/01/18 - MBIA Insured	4/14 at 100.00	Aaa	3,755,519
3,660	5.000%, 4/01/21 - MBIA Insured	4/14 at 100.00	Aaa	3,903,719
4,000	5.000%, 4/01/23 - MBIA Insured	4/14 at 100.00	Aaa	4,211,760

4,000	Palm Beach County School Board, Florida, Certificates of Participation, Series 2002D, 5.000%,	8/12 at 100.00	AAA	4,078,160
	8/01/28 - FSA Insured

2,560	Palm Beach County School Board, Florida, Certificates of Participation, Series 2004A, 5.000%,	8/14 at 100.00	AAA	2,690,816
	8/01/23 - FGIC Insured

	Pasco County School Board, Florida, Certificates of Participation, Series 2004A:
1,000	5.000%, 8/01/19 - AMBAC Insured	No Opt. Call	AAA	1,072,610
2,335	5.000%, 8/01/21 - AMBAC Insured	8/14 at 100.00	AAA	2,475,427

2,500	Polk County School District, Florida, Sales Tax Revenue Bonds, Series 2004, 5.250%, 10/01/18 - FSA	10/14 at 100.00	AAA	2,787,200
	Insured

2,750	St. John's County, Florida, Transportation Improvement Revenue Bonds, Series 2003, 5.000%,	10/13 at 100.00	AAA	2,889,315
	10/01/23 - AMBAC Insured

1,000	Sarasota County School Board, Florida, Certificates of Participation, Series 2004, 5.000%, 7/01/15 -	No Opt. Call	Aaa	1,108,320
	FGIC Insured

	Tampa Sports Authority, Florida, Special Purpose Bonds, State Sales Tax Payment, Tampa Bay Arena
	Project, Series 1995:
1,250	5.750%, 10/01/20 - MBIA Insured	No Opt. Call	AAA	1,494,375
2,585	5.750%, 10/01/25 - MBIA Insured	No Opt. Call	AAA	3,054,255

8,605	Volusia County School Board, Florida, Sales Tax Revenue Bonds, Series 2002, 5.375%, 10/01/15 - FSA	10/12 at 100.00	AAA	9,630,286
	Insured

	Transportation - 23.7%

11,500	County, Florida, Airport System Revenue Bonds, Series 2001J-1, 5.250%, 10/01/26	10/11 at 101.00	AAA	11,836,720
	(Alternative Minimum Tax) - AMBAC Insured

3,500	Dade County, Florida, Aviation Revenue Bonds, Series 1996A, 5.750%, 10/01/26 (Alternative Minimum	10/06 at 102.00	AAA	3,738,560
	Tax) - MBIA Insured

12,000	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Bonds, Series 1999A,	10/09 at 101.00	AAA	12,157,560
	5.125%, 10/01/28 (Alternative Minimum Tax) - FGIC Insured

4,000	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Bonds, Series 2002B,	10/12 at 100.00	AAA	4,173,000
	5.125%, 10/01/21 (Alternative Minimum Tax) - FSA Insured

2,590	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Series	10/06 at 102.00	AAA	2,801,189
	1996A, 6.000%, 10/01/23 (Alternative Minimum Tax) - FGIC Insured

3,500	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Series	10/06 at 102.00	AAA	3,803,170
	1996B, 5.875%, 10/01/23 - FGIC Insured

2,090	Lee County, Florida, Transportation Facilities Revenue Bonds, Series 2004B, 5.000%, 10/01/19 -	10/14 at 100.00	AAA	2,261,798
	AMBAC Insured

1,750	Miami-Dade County Industrial Development Authority, Florida, Industrial Development Revenue Bonds,	10/09 at 101.00	AAA	1,955,450
	Airis Miami II LLC - Miami International Airport, Series 1999, 6.000%, 10/15/25 (Alternative
	Minimum Tax) - AMBAC Insured

5,390	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2002,	10/12 at 100.00	AAA	6,094,365
	5.750%, 10/01/18 (Alternative Minimum Tax) - FGIC Insured

	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Series 2004B:
4,135	5.000%, 7/01/19 - FGIC Insured	7/14 at 100.00	AAA	4,467,702
6,690	5.000%, 7/01/20 - FGIC Insured	7/14 at 100.00	AAA	7,183,521

	U.S. Guaranteed*** - 14.9%

7,225	Dade County, Florida, Special Obligation and Refunding Bonds, Series 1996B, 0.000%, 10/01/20	10/08 at 48.83	AAA	3,202,481
	(Pre-refunded to 10/01/08) - AMBAC Insured

20,000	Escambia County Health Facilities Authority, Florida, Revenue Bonds, Ascension Health Credit Group,	11/09 at 101.00	AAA	23,187,600
	Series 1999A-2, 6.000%, 11/15/31 (Pre-refunded to 11/15/09)

6,955	Florida State Board of Education, Full Faith and Credit Public Education Capital Outlay Bonds,	6/05 at 101.00	AAA	7,230,348
	Series 1993F, 6.000%, 6/01/20 (Pre-refunded to 6/01/05)

3,570	Seminole County, Florida, Water and Sewer Revenue Refunding and Improvement Bonds, Series 1992,	No Opt. Call	AAA	4,381,033
	6.000%, 10/01/19 - MBIA Insured

	Utilities - 14.0%

4,330	Hillsborough County Industrial Development Authority, Florida, Pollution Control Revenue Bonds,	10/12 at 100.00	Baa2	4,488,262
	Tampa Electric Company Project, Series 2002, 5.100%, 10/01/13

1,050	Jacksonville Beach, Florida, Utility Revenue Refunding Bonds, Series 2002, 5.000%, 4/01/17 - AMBAC	10/10 at 100.00	Aaa	1,132,541
	Insured

4,250	Lakeland, Florida, Energy System Revenue Refunding Bonds, Series 1999C, 6.050%, 10/01/11 - FSA	No Opt. Call	AAA	4,998,382
	Insured

7,345	Orlando Utilities Commission, Florida, Water and Electric Revenue Refunding Bonds, Series 2001,	10/11 at 101.00	Aa1	8,015,378
	5.250%, 10/01/18

5,000	Orlando Utilities Commission, Florida, Water and Electric Revenue Refunding Bonds, Series 2002C,	10/12 at 100.00	Aa1	5,469,200
	5.250%, 10/01/18

5,000	Orlando Utilities Commission, Florida, Water and Electric Revenue Refunding Bonds, Series 1992,	No Opt. Call	Aa1	5,822,600
	6.000%, 10/01/10

5,550	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2002II, 5.125%, 7/01/26 - FSA	7/12 at 101.00	AAA	5,844,650
	Insured

	Water and Sewer - 12.4%

3,310	Cocoa, Florida, Water and Sewer Revenue Refunding Bonds, Series 2003, 5.500%, 10/01/23 - AMBAC	No Opt. Call	AAA	3,821,229
	Insured

	Hollywood, Florida, Water and Sewer Revenue Refunding and Improvement Bonds, Series 2003:
2,000	5.000%, 10/01/19 - FSA Insured	10/13 at 100.00	Aaa	2,150,740
3,390	5.000%, 10/01/21 - FSA Insured	10/13 at 100.00	Aaa	3,605,943

1,000	Jacksonville, Florida, Water and Sewer Revenue Bonds, United Water Florida Project, Series 1995,	8/05 at 102.00	AAA	1,054,030
	6.350%, 8/01/25 (Alternative Minimum Tax) - AMBAC Insured

1,525	Lee County, Florida, Water and Sewer Revenue Refunding Bonds, Series 2003A, 5.000%, 10/01/20 -	10/13 at 100.00	Aaa	1,630,423
	MBIA Insured

8,300	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 1999A,	10/09 at 101.00	AAA	8,439,689
	5.000%, 10/01/29 - FGIC Insured

1,175	Naples, Florida, Water and Sewer Revenue Bonds, Series 2002, 5.000%, 9/01/14	9/12 at 100.00	Aa2	1,293,734

2,060	Polk County, Florida, Utility System Revenue Bonds, Series 2003, 5.250%, 10/01/22 - FGIC Insured	10/13 at 100.00	Aaa	2,234,420

2,780	Riviera Beach, Palm Beach County, Florida, Water and Sewer Revenue Bonds, Series 2004,	10/14 at 100.00	Aaa	2,917,249
	5.000%, 10/01/24 - FGIC Insured

1,680	Seminole County, Florida, Water and Sewer Revenue Refunding and Improvement Bonds, Series 1992,	No Opt. Call	AAA	2,046,072
	6.000%, 10/01/19 - MBIA Insured

	Winter Springs, Florida, Water and Sewer Revenue Refunding Bonds, Series 2001:
700	5.250%, 4/01/16 - MBIA Insured	4/11 at 101.00	AAA	767,501
1,585	5.000%, 4/01/20 - MBIA Insured	4/11 at 101.00	AAA	1,678,955

$354,465	Total Long-Term Investments (cost $353,090,670) - 147.7%			376,694,792

	Short-Term Investments - 1.6%

3,000	Alachua County Health Facilities Authority, Florida, Continuing Care Retirement Community Revenue		VMIG-1	3,000,000
	Bonds, Oak Hammock Project, Variable Rate Demand Obligations, Series 2002A, 1.720%, 10/01/32†

1,000	Puerto Rico Government Development Bank, Adjustable Refunding Bonds, Variable Rate Demand		A-1	1,000,000
	Obligations, Series 1985, 1.590%, 12/01/15 - MBIA Insured†

$4,000	Total Short-Term Investments (cost $4,000,000)			4,000,000

	Total Investments (cost $357,090,670) - 149.3%			380,694,792

	Other Assets Less Liabilities - 2.5%			6,206,984

	Preferred Shares, at Liquidation Value - (51.8)%			(132,000,000)

	Net Assets Applicable to Common Shares - 100%			$254,901,776

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to
	Common shares.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
	There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government
	agency securities which ensures the timely payment of principal and interest. Such securities are normally
	considered to be equivalent to AAA rated securities.
N/R	Investment is not rated.
†	Security has a maturity of more than one year, but has variable rate and demand features which
	qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes
	periodically based on market conditions or a specified market index.

	Income Tax Information

	The following information is presented on an income tax basis. Differences between amounts for financial
	statement and federal income tax purposes are primarily due to timing differences in recognizing income
	on taxable market discount securities and timing differences in recognizing certain gains and losses on
	security transactions.

	At September 30, 2004, the cost of investments was $356,867,451.

	Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2004,
	were as follows:

	Gross unrealized:
	Appreciation	$24,522,064
	Depreciation	(694,723)

	Net unrealized appreciation of investments	$23,827,341

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Florida Investment Quality Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         11/29/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (Principal Executive Officer)

Date         11/29/04

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (Principal Financial Officer)

Date         11/29/04

* Print the name and title of each signing officer under his or her signature.